Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Rental revenue									$ 330,886	$ 286,673	$ 248,709
Tenant reimbursements									16,320	17,663	18,401
Other income									3,629	1,009	1,682
Mortgage and other financing income									70,182	79,706	74,272
Total revenue	$ 111,988	$ 108,335	$ 101,258	$ 99,436	$ 104,669	$ 98,738	$ 91,787	$ 89,857	421,017	385,051	343,064
Property operating expense									23,433	24,897	26,016
Other expense									648	771	658
General and administrative expense									31,021	27,566	25,613
Retirement severance expense									18,578	0	0
Costs associated with loan refinancing or payoff									270	301	6,166
Gain on early extinguishment of debt									0	0	(4,539)
Interest expense, net									79,915	81,270	81,056
Transaction costs									7,518	2,452	1,955
Provision for loan losses									0	3,777	0
Depreciation and amortization									89,617	66,739	53,946
Income before equity in income from joint ventures and other items									170,017	177,278	152,193
Equity in income from joint ventures									969	1,273	1,398
Gain on sale or acquisition, net									23,829	1,209	3,017
Gain on sale of investment in a direct financing lease									0	220	0
Gain on previously held equity interest									0	0	4,853
Income before income taxes									194,815	179,980	161,461
Income tax benefit (expense)									(482)	(4,228)	14,176
Income from continuing operations									194,333	175,752	175,637
Discontinued operations:
Income from discontinued operations									199	505	333
Transaction costs									0	3,376	0
Gain on sale of real estate									0	0	4,256
Net income attributable to EPR Properties	$ 46,799	$ 44,244	$ 42,814	$ 36,869	$ 46,684	$ 36,753	$ 34,808	$ 37,581	194,532	179,633	180,226
Preferred dividend requirements									(23,806)	(23,807)	(23,806)
Net income available to common shareholders of EPR Properties									$ 170,726	$ 155,826	$ 156,420
Basic earnings per share data:
Income from continuing operations									$ 2.93	$ 2.80	$ 3.16
Income from discontinued operations									0.01	0.07	0.10
Net income available to common shareholders	$ 0.78	$ 0.76	$ 0.75	$ 0.65	$ 0.82	$ 0.68	$ 0.65	$ 0.72	2.94	2.87	3.26
Diluted earnings per share data:
Income from continuing operations									2.92	2.79	3.15
Income from discontinued operations									0.01	0.07	0.09
Net income available to common shareholders	$ 0.78	$ 0.76	$ 0.75	$ 0.64	$ 0.81	$ 0.68	$ 0.65	$ 0.71	$ 2.93	$ 2.86	$ 3.24
Shares used for computation (in thousands):
Basic									58,138	54,244	48,028
Diluted									58,328	54,444	48,214